Income Taxes - Additional Information (Details) - USD ($)			12 Months Ended
	Aug. 25, 2017	Jan. 02, 2011	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015	Aug. 29, 2014	Feb. 01, 2011	Jan. 31, 2011
Income Taxes [Line Items]
Excess tax deductions attributable to share-based payments			$ 900,000	$ 0
Tax benefit to additional paid-in capital			0	0
Taxes payable exist due to taxable loss	$ 0		0
Valuation allowance on deferred tax assets	45,534,000		45,534,000	43,644,000
Undistributed earnings of foreign subsidiaries	162,000,000		162,000,000
Unrecognized tax benefits gross	15,715,000		15,715,000	15,333,000	$ 14,048,000
Unrecognized tax benefits, accrued interest and penalties	300,000		300,000	300,000
Unrecognized tax benefits that would affect the effective tax rate	1,500,000		1,500,000	2,100,000
SMART Malaysia
Income Taxes [Line Items]
Impact of income tax holidays, decrease in income tax expense			$ 6,100,000	$ 4,900,000	$ 7,800,000
Impact of income tax holidays, decrease in income tax expense per share			$ 0.39	$ 0.36	$ 0.57
SMART Brazil
Income Taxes [Line Items]
Percentage of sales invest in research and development activities		5.00%	4.00%		3.00%	3.00%
Pioneer Business And Global Supply Chain (GSC) Business | SMART Malaysia
Income Taxes [Line Items]
Tax holiday effective period			5 years
Pioneer Business | SMART Malaysia
Income Taxes [Line Items]
Tax holiday, commencement date			Jan. 01, 2014
Tax holiday, expiring date			December 31, 2018
Global Supply Chain (GSC) Business | SMART Malaysia
Income Taxes [Line Items]
Tax holiday, commencement date			Sep. 01, 2013
Tax holiday, expiring date			August 31, 2018
U.S. Federal
Income Taxes [Line Items]
Valuation allowance on deferred tax assets	45,500,000		$ 45,500,000	$ 43,600,000
Increase in valuation allowance			$ 1,900,000
U.S. Federal | Earliest Tax Year
Income Taxes [Line Items]
Tax year open to examination			2013
U.S. Federal | Earliest Tax Year | Net Operating Loss or Tax Credit Carryforward
Income Taxes [Line Items]
Tax year open to examination			2012
U.S. Federal | Latest Tax Year
Income Taxes [Line Items]
Tax year open to examination			2016
U.S. State | Earliest Tax Year
Income Taxes [Line Items]
Tax year open to examination			2012
U.S. State | Earliest Tax Year | Net Operating Loss or Tax Credit Carryforward
Income Taxes [Line Items]
Tax year open to examination			2011
U.S. State | Latest Tax Year
Income Taxes [Line Items]
Tax year open to examination			2016
Non-U.S. | Earliest Tax Year
Income Taxes [Line Items]
Tax year open to examination			2010
U.S. (federal)
Income Taxes [Line Items]
Net operating loss carryforwards	99,800,000		$ 99,800,000
Tax credit carryforwards	$ 700,000		700,000
U.S. (federal) | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2023
U.S. (federal) | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2037
California (state)
Income Taxes [Line Items]
Net operating loss carryforwards	$ 58,100,000		58,100,000
Tax credit carryforwards	$ 200,000		200,000
California (state) | Minimum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2018
California (state) | Maximum
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year	2037
Brazilian Tax Authorities | SMART Brazil
Income Taxes [Line Items]
Statutory income tax rate							9.00%	34.00%
Increase (decrease) in income tax expense			$ (10,400,000)	$ (700,000)	$ (10,300,000)
Impact of statutory tax rate, decrease in income tax expense per share			$ 0.66	$ 0.06	$ 0.75